CONSOLIDATED BALANCE SHEETS (USD $) In Millions	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets
Cash and cash equivalents	$ 2.9	$ 373.3	$ 165.6
Restricted deposits	41.8	90.5	52.5
Accounts, notes and interest receivable, net	830.2	971.4	916.3
Inventories	101.3	92.0	71.9
Gas in underground storage	27.2	2.2	43.5
Fair value of derivative contracts	135.2	24.0	20.8
Other current assets	68.6	104.4	109.7
Total current assets	1,478.2	1,786.9	1,380.3
Property, plant and equipment, net	17,715.9	17,070.7	16,803.5
Investments	3,668.7	4,291.1	3,695.6
Notes receivable	164.0	115.0	190.6
Goodwill	4,940.6	4,830.9	4,744.3
Other intangibles, net	1,201.3	339.2	259.8
Fair value of derivative contracts	771.5	301.7	293.3
Deferred charges and other assets	217.2	172.6	213.6
Total Assets	30,157.4	28,908.1	27,581.0
Current liabilities
Current portion of debt	1,216.6	750.9	172.1
Cash book overdrafts	41.9	34.3	36.6
Accounts payable	640.4	647.5	620.8
Accrued interest	126.8	310.4	292.1
Accrued taxes	102.0	44.7	58.3
Deferred revenues	92.1	96.7	76.1
Fair value of derivative contracts	71.9	281.5	272.0
Accrued other current liabilities	258.9	215.7	194.6
Total current liabilities	4,395.0	3,644.1	2,319.2
Long-term debt
Outstanding	1,942.5	2,779.2	2,772.2
Preferred interest in general partner of KMP	100.0	100.0	100.0
Value of interest rate swaps	1,146.8	656.3	361.0
Total long-term debt	13,851.5	13,812.9	13,240.7
Deferred income taxes	2,226.3	2,092.7	2,035.9
Fair value of derivative contracts	21.4	172.2	469.6
Other long-term liabilities and deferred credits	915.7	647.2	670.5
Total long-term liabilities and deferred credits	17,014.9	16,725.0	16,416.7
Total Liabilities	21,409.9	20,369.1	18,735.9
Commitments and contingencies
Members'/Stockholders' Equity
Preferred stock, $0.01 par value, 10,000,000 shares authorized, none outstanding	0	0
Additional paid-in capital	3,423.3	0
Retained earnings	56.5	0
Members' capital	0	3,575.6	4,338.4
Accumulated other comprehensive loss	(32.4)	(136.5)	(167.9)
Total Kinder Morgan, Inc.'s members'/stockholders' equity	3,455.5	3,439.1	4,170.5
Noncontrolling interests	5,292.0	5,099.9	4,674.6
Total Members'/Stockholders' Equity	8,747.5	8,539.0	8,845.1
Total Liabilities and Members'/Stockholders' Equity	30,157.4	28,908.1	27,581.0
Kinder Morgan Energy Partners, L.P [Member]
Current assets
Cash and cash equivalents	271.0	129.1
Current liabilities
Current portion of debt	1,844.4	1,262.4	596.6
Long-term debt
Outstanding	10,662.2	10,277.4	10,007.5
Class P [Member]
Members'/Stockholders' Equity
Common stock	1.1	0
Class A [Member]
Members'/Stockholders' Equity
Common stock	6.0	0
Class B [Member]
Members'/Stockholders' Equity
Common stock	1.0	0
Class C [Member]
Members'/Stockholders' Equity
Common stock	$ 0	$ 0